N-4	Oct. 25, 2024
Prospectus:
Document Type	N-4
Entity Registrant Name	Lincoln New York Account N for Variable Annuities
Entity Central Index Key	0001093278
Entity Investment Company Type	N-4
Document Period End Date	Oct. 25, 2024
Amendment Flag	false
Item 17. Portfolio Companies (N-4) [Text Block]

The following line item will replace the line item for LVIP MFS International Equity Managed Volatility Fund in Appendix A – Funds Available Under The Contract:

Investment Objective	Fund and Adviser/Sub-adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
Capital Appreciation. A fund of funds.	LVIP Multi-Manager International Equity Managed Volatility Fund – Service Class advised by Lincoln Financial Investments Corporation	1.13%*	13.59%	6.52%	3.94%

*This fund is subject to an expense reimbursement or fee waiver arrangement. As a result, this fund’s annual expenses reflect temporary expense reductions. See the fund prospectus for additional information.

Portfolio Companies [Table Text Block]
Investment Objective	Fund and Adviser/Sub-adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
Capital Appreciation. A fund of funds.	LVIP Multi-Manager International Equity Managed Volatility Fund – Service Class advised by Lincoln Financial Investments Corporation	1.13%*	13.59%	6.52%	3.94%

*This fund is subject to an expense reimbursement or fee waiver arrangement. As a result, this fund’s annual expenses reflect temporary expense reductions. See the fund prospectus for additional information.

Temporary Fee Reductions, Current Expenses [Text Block]	This fund is subject to an expense reimbursement or fee waiver arrangement. As a result, this fund’s annual expenses reflect temporary expense reductions. See the fund prospectus for additional information.
LVIP Multi-Manager International Equity Managed Volatility Fund – Service Class [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Capital Appreciation. A fund of funds.
Portfolio Company Name [Text Block]	LVIP Multi-Manager International Equity Managed Volatility Fund – Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	1.13%	[1]
Average Annual Total Returns, 1 Year [Percent]	13.59%
Average Annual Total Returns, 5 Years [Percent]	6.52%
Average Annual Total Returns, 10 Years [Percent]	3.94%

[1]	This fund is subject to an expense reimbursement or fee waiver arrangement. As a result, this fund’s annual expenses reflect temporary expense reductions. See the fund prospectus for additional information.